Vessels, net (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended
	Feb. 04, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds from sales of property, plant and equipment, classified as investing activities				$ 8,362	$ 0
Gains on disposals of property, plant and equipment		$ 0	$ 0	$ 2,137	$ 0
River Globe [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Vessel year built	2007
Proceeds from sales of property, plant and equipment, classified as investing activities	$ 8,550
Gains on disposals of property, plant and equipment	$ 2,137
Vessel Delivery Date	Mar. 17, 2025